Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Sep. 07, 2023
Intangible Asset, Goodwill and Other [Abstract]
Goodwill	$ 516,629		$ 516,629		$ 516,629	$ 516,629	$ 0
Goodwill, Impairment Loss						0
Amortization expense related to intangible asset	$ 11,700	$ 13,400	$ 37,000	$ 45,800	$ 20,100	$ 58,700